DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Derivatives not designated as hedging instruments:
Total	$ (126)	$ 668
Financial expenses [Member] | SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income		380
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Statements of Comprehensive Income	455
Derivatives not designated as hedging instruments:
Total	455
Foreign exchange options and forward contracts [Member] | Operating Expense [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	(26)	92
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	$ (100)	$ 196